Income Taxes - (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Reconciliation of statutory tax expense (benefit) to actual tax expense (benefit)
Federal statutory rate at 34 percent		$ (5,341,000,000)
State taxes, net of federal tax expense (benefit)		(440,000,000)
Nondeductible intereset		750,000,000
Stock-based compensation		67,000,000
Nondeductible acquisition costs		34,000,000
Nondeductible meals & entertainment		27,000,000
Change in valuation allowance		4,903,000,000
Income tax expense (benefit)	$ 0
Non-Current
Net operating loss carry forward		4,396,000,000
Definite-lived intangibles		142,000,000
Non-qualified stock-based compensation		293,000,000
Current
Accounts receivable allowance		9,000,000
Accrued expenses		72,000,000
Gross deferred tax assets		4,912,000,000
Non-Current
Amortization of indefinite-lived intangible		(4,000,000)
Property, plant and equipment		(28,000,000)
Gross deferred tax liabilities		(32,000,000)
Net deferred tax assets before valuation allowance		4,880,000,000
Less: valuation allowance		$ (4,880,000,000)